Acquisition - Addtional Information (Detail) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
	Dec. 27, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Asset Acquisition [Line Items]
Purchase of feature film titles				200
Film cost				$ 191.4
Film, monetized in film group, amortization expense				10.0	$ 10.0	$ 171.4
Aggregate cash price	$ 375.0
Payment made by company	331.0
Net of cash acquired	$ 54.1
Acquisition related costs		$ 8.8
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Asset Acquisition [Line Items]
Film, monetized in film group, amortization expense		$ 948.1	$ 1,295.6	$ 1,649.3	$ 1,497.5	$ 746.0
Finite-lived intangible asset, useful life		5 years
Impairment of goodwill		$ 296.2
Gross proceeds		350.0
Private investments in public equities financing amount		$ 175.0
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Lionsgate [Member]
Asset Acquisition [Line Items]
Equity method investment, ownership percentage		87.30%
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Screaming Eagle [Member]
Asset Acquisition [Line Items]
Equity method investment, ownership percentage		12.70%
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Minimum [Member]
Asset Acquisition [Line Items]
Estimated useful life		10 years
Finite-lived intangible asset, useful life				5 years
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Maximum [Member]
Asset Acquisition [Line Items]
Estimated useful life		5 years
Finite-lived intangible asset, useful life				15 years